Short-Term Debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Nov. 15, 2007
Short-Term Debt [Line Items]
Bonds not exchanged	$ 5,102	$ 0.3	$ 5,847	$ 0.3	$ 5,847
Medium-term notes of Simec [Member]
Short-Term Debt [Line Items]
Annual rate						10.50%
Bonds not exchanged			$ 5,102